Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 217	[1]	$ 229	[2]	$ 221	[3]
Other comprehensive income (loss):
Reclassification of cash flow hedge losses into earnings	4		10	[2]	21	[3]
Net unrealized losses on cash flow hedges	0		0		(13)
Net unrealized losses on cash flow hedges - predecessor operations			(1)		(2)
Total other comprehensive income	4		9	[2]	6	[3]
Total comprehensive income	221		238	[2]	227	[3]
Total comprehensive income attributable to noncontrolling interests	(17)		(13)	[2]	(30)	[3]
Total comprehensive income attributable to partners	$ 204		$ 225	[2]	$ 197	[3]

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.